Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Balance of Goodwill

The balance of goodwill is as follows:

	As at December 31,
	2024	2023
Spice Investment Mercosur S.A.	1,477,494	1,441,256
Retail trade(1)	1,454,094	-
Libertad S.A.	366,515	186,289
Carulla Vivero S.A.(1)	-	827,420
Súper Ínter(1)	-	453,649
Cafam(1)	-	122,219
Other(1)	-	50,806
Total goodwill	3,298,103	3,081,639
Impairment loss	(1,017)	(1,017)
Total goodwill, net	3,297,086	3,080,622

(1)	Éxito Group has evolved in its operational management, adopting a comprehensive view of the retail business instead of analyzing each brand separately. As of December 31,2024, cash flows, revenues, and costs are managed in an integrated manner, prioritizing the overall performance of each business line, which has led to a change in an accounting estimate. Management, aligned with the new controlling entity, has transitioned to performance reports based on business lines such as retail and real estate, rather than extensive segmentations by brand or store. As a result, the retail business will be consolidated into a single UGE that encompasses all brands for Colombia.

Schedule of Movement in Goodwill

The movement in goodwill are shown below:

	Cost	Impairment	Net
Balance at December 31, 2022	3,485,320	(1,017)	3,484,303
Acquisitions through business combinations (Note 17.1.)	20,855	-	20,855
Effect of exchange differences on the translation into presentation currency	(551,489)	-	(551,489)
Hyperinflation adjustments	126,953	-	126,953
Balance at December 31, 2023	3,081,639	(1,017)	3,080,622
Effect of exchange differences on the translation into presentation currency	18,475	-	18,475
Hyperinflation adjustments	197,989	-	197,989
Balance at December 31, 2024	3,298,103	(1,017)	3,297,086

Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date	The consideration transferred, the fair values of identifiable assets and liabilities from the business acquired at acquisition date and the adjustments of measurement at closing period are as follows:
	Fair values at the date of acquisition			Measurement period adjustments			Fair values at December 31,2024
	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.
Cash	-	-	-	-	411	-	-	411	-
Trade receivables	-	-	-	-	1,309	-	-	1,309	-
Inventories	680	-	-	(17)	1,230	-	663	1,230	-
Tax assets	-	-	-	-	334	-	-	334	-
Property, plant and equipment, net	2,614	92	1,758	(66)	314	-	2,548	406	1,758
Rights of use	-	7,543	-	-	(7,543)	-	-	-	-
Brands	-	-	-	12,904	-	-	12,904	-	-
Total identifiable assets	3,294	7,635	1,758	12,821	(3,945)	-	16,115	3,690	1,758
Financial liabilities	-	-	235	-	-	-	-	-	235
Trade payables	689	110	846	(18)	2,099	-	671	2,209	846
Leases liabilities	-	7,525	-	-	(7,525)	-	-	-	-
Total liabilities take on	689	7,635	1,081	(18)	(5,426)	-	671	2,209	1,081
Net assets and liabilities measured at fair value	2,605	-	677	12,839	1,481	-	15,444	1,481	677
Consideration transferred	20,126	17,032	1,558	(865)	606	-	19,261	17,638	1,558
Goodwill from the acquisition	17,521	17,032	881	(13,704)	(875)	-	3,817	16,157	881

Schedule of Goodwill and Variations from the Time of Acquisition

The goodwill and variations from the time of acquisition to December 31, 2024, shown the following:

	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Total
Goodwill from the acquisition (Note 17)	3,817	16,157	881	20,855
Effect of exchange difference	(462)	(1,953)	(106)	(2,521)
Goodwill at December 31, 2023	3,355	14,204	775	18,334
Effect of exchange difference	105	446	24	575
Goodwill at December 31, 2024	3,460	14,650	799	18,909

Schedule of Revenue and Profit or Loss from the Time of Acquisition

The revenues and profit or loss of this business acquired, corresponding to the period ended at December 31, 2024, included in the consolidated statements of profit or loss at December 31, 2024, shown the following:

	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.
Revenues	34,816	24,332	19
Profit (loss) for the period	815	628	(6)